Investments in Associates - Summary of Significant Investments in Associates (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Canadian tire financial services business [member]
Disclosure of associates [line items]
Country of incorporation	Canada
Nature of business	Financial Services
Ownership percentage	20.00%
Date of financial statements	Dec. 31, 2021
Carrying value	$ 558	$ 549
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Country of incorporation	China
Nature of business	Banking
Ownership percentage	18.11%	17.99%
Date of financial statements	Dec. 31, 2021
Carrying value	$ 1,034	$ 968
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Country of incorporation	Curacao
Nature of business	Banking
Ownership percentage	48.10%
Date of financial statements	Dec. 31, 2021
Carrying value	$ 388	$ 366